Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Evans Brewing Company Inc. (formerly ALPINE 3 Inc.) (“EBC” or the “Company”) was incorporated under the laws of the State of Delaware on June 18, 2013. Alpine 3 Inc. was set up to serve as a vehicle to effect an asset acquisition, merger, exchange of capital stock, or other business combination with a domestic or foreign business. Alpine 3 did not undertake any effort to cause a market to develop in its securities, either debt or equity, before it successfully concluded a business combination. On April 4, 2014, The Michael J. Rapport Trust (the “Trust”) purchased 10,000,000 shares of common stock, which was all of the outstanding shares of Alpine 3, from the founder of Alpine 3, and changed the name to Evans Brewing Company Inc. on May 29, 2014. On October 9, 2014, the Trust agreed to the cancellation of 9,600,000 of the shares of common stock that it had acquired and retained 400,000 shares of common stock.

On October 15, 2014, the Company entered into an Asset Purchase and Share Exchange Agreement (the “Agreement”) with Bayhawk Ales, Inc., a Delaware corporation (“Bayhawk”), subject to receiving approval of the independent Bayhawk shareholders who vote on the transaction. On September 17, 2015, the independent Bayhawk shareholders approved the agreement by a vote of 251,212 shares for and 1,600 shares against. As such, Bayhawk sold to EBC, and EBC purchased from Bayhawk, assets of Bayhawk, including but not limited to: (A) all assets, including personal property, intellectual property, inventory, contracts, websites, documents, and all other assets however delineated relating to the Bayhawk Ales label (as defined in the Agreement and discussed in more detail below); and (B) all assets, including personal property, intellectual property, inventory, contracts, websites, documents, and all other assets however delineated relating to the Evans Brands (as defined in the Agreement and discussed in more detail below) (collectively, the “Transferred Assets”). Bayhawk retained ownership of 100% of the stock in Evans Brewing Co (CA) (“Evans Brewing California”) which has the brewers license at City Brewery in Lacrosse, WI (where the non-craft brands will be brewed, with the balance of the craft brands being brewed in Irvine, California). Based on the affirmative vote by the independent Bayhawk shareholders to approve the Asset Purchase transaction, EBC proceeded with the share exchange and tender offer to the Bayhawk shareholders, pursuant to which EBC offered to exchange shares of EBC common stock for shares of Bayhawk common stock, on a one-for-one basis (the “Exchange Offer”). Bayhawk shareholders had until December 2, 2015, to tender their Bayhawk shares in the share exchange. Bayhawk shareholders also had until December 2, 2015, to rescind the exchange of shares. There also was no minimum number of shares of Bayhawk common stock that must be tendered for the Exchange Offer to close. At the close of the share exchange on December 2, 2015, Premier Stock Transfer accepted on behalf of EBC 4,033,863 Bayhawk shares and issued 4,033,863 shares of EBC common stock upon the terms and subject to the conditions set forth in the Asset Purchase and Share Exchange Agreement by and between EBC and Bayhawk, dated October 15, 2014, as amended (the “Asset Purchase Agreement”). EBC filed a copy of the Asset Purchase Agreement as an annex to a combination registration statement and proxy statement on Form S-4. The Bayhawk shares were validly tendered pursuant to the Exchange Offer and not withdrawn. The asset purchase and share exchange have been treated as business combination as both companies are controlled by the same management.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Evans Brewing Company Inc. (formerly ALPINE 3 Inc.) (“EBC” or the “Company”) was incorporated under the laws of the State of Delaware on June 18, 2013. Alpine 3 Inc. was set up to serve as a vehicle to effect an asset acquisition, merger, exchange of capital stock, or other business combination with a domestic or foreign business. Alpine 3 did not undertake any effort to cause a market to develop in its securities, either debt or equity, before it successfully concluded a business combination. On April 4, 2014, The Michael J. Rapport Trust (the “Trust”) purchased 10,000,000 shares of common stock, which was all of the outstanding shares of Alpine 3, from the founder of Alpine 3, and changed the name to Evans Brewing Company Inc. on May 29, 2014. On October 9, 2014, the Trust agreed to the cancellation of 9,600,000 of the shares of common stock that it had acquired and retained 400,000 shares of common stock.

On October 15, 2014, the Company entered into an Asset Purchase and Share Exchange Agreement (the “Agreement”) with Bayhawk Ales, Inc., a Delaware corporation (“Bayhawk”), subject to receiving approval of the independent Bayhawk shareholders who vote on the transaction. On September 17, 2015, the independent Bayhawk shareholders approved the agreement by a vote of 251,212 shares for and 1,600 shares against. As such, Bayhawk sold to EBC, and EBC purchased from Bayhawk, assets of Bayhawk, including but not limited to: (A) all assets, including personal property, intellectual property, inventory, contracts, websites, documents, and all other assets however delineated relating to the Bayhawk Ales label (as defined in the Agreement and discussed in more detail below); and (B) all assets, including personal property, intellectual property, inventory, contracts, websites, documents, and all other assets however delineated relating to the Evans Brands (as defined in the Agreement and discussed in more detail below) (collectively, the “Transferred Assets”). Bayhawk retained ownership of 100% of the stock in Evans Brewing Co (CA) (“Evans Brewing California”) which has the brewers license at City Brewery in Lacrosse, WI (where the non-craft brands will be brewed, with the balance of the craft brands being brewed in Irvine, California). Based on the affirmative vote by the independent Bayhawk shareholders to approve the Asset Purchase transaction, EBC proceeded with the share exchange and tender offer to the Bayhawk shareholders, pursuant to which EBC offered to exchange shares of EBC common stock for shares of Bayhawk common stock, on a one-for-one basis (the “Exchange Offer”). Bayhawk shareholders had until December 2, 2015, to tender their Bayhawk shares in the share exchange. Bayhawk shareholders also had until December 2, 2015, to rescind the exchange of shares. There also was no minimum number of shares of Bayhawk common stock that must be tendered for the Exchange Offer to close. At the close of the share exchange on December 2, 2015, Premier Stock Transfer accepted on behalf of EBC 4,033,863 Bayhawk shares and issued 4,033,863 shares of EBC common stock upon the terms and subject to the conditions set forth in the Asset Purchase and Share Exchange Agreement by and between EBC and Bayhawk, dated October 15, 2014, as amended (the “Asset Purchase Agreement”). EBC filed a copy of the Asset Purchase Agreement as an annex to a combination registration statement and proxy statement on Form S-4. The Bayhawk shares were validly tendered pursuant to the Exchange Offer and not withdrawn. The asset purchase and share exchange will be treated as business combination as both companies are controlled by the same management.